DEPOSITS (Details 2) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Schedule of Maturities of Time Deposits [Line Items]
One year or less	$ 88,753	$ 106,584
1 - 2 years	35,151	36,365
2 - 3 years	14,554	19,675
3 - 4 years	7,396	8,119
4 - 5 years	7,718	3,226
Over 5 years	197	294
Totals	$ 153,769	$ 174,263